Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2019	2020
Included in Voyage related costs and commissions
Charter hire commissions	$167	$154

Included in Management fees, related parties
Ship-management Fees	359	332

Included in General and administrative expenses
Administration Fees	807	812

Total	$1,333	$1,298